GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,545,142	Great-West Bond Index Fund Institutional Class(a)	$ 74,168,746
3,585,096	Great-West Core Bond Fund Institutional Class(a)	36,424,571
4,651,986	Great-West Global Bond Fund Institutional Class(a)	41,263,116
2,756,100	Great-West High Yield Bond Fund Institutional Class(a)	28,470,514
9,781,143	Great-West Inflation-Protected Securities Fund Institutional Class(a)	101,137,023
3,193,550	Great-West Multi-Sector Bond Fund Institutional Class(a)	31,360,658
3,650,901	Great-West Short Duration Bond Fund Institutional Class(a)	36,764,577

TOTAL BOND MUTUAL FUNDS — 46.52% (Cost $342,617,613)		$349,589,205
EQUITY MUTUAL FUNDS
552,630	American Century Real Estate Fund Class R6	16,004,172
1,458,184	DFA International Real Estate Securities Institutional Class	6,765,973
742,422	Fidelity® Emerging Markets Index Fund Institutional Class	9,725,729
184,243	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,772,864
853,048	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,733,277
1,346,066	Great-West International Growth Fund Institutional Class(a)	15,681,673
3,167,104	Great-West International Index Fund Institutional Class(a)	34,774,802
2,097,692	Great-West International Value Fund Institutional Class(a)	19,130,951
2,430,435	Great-West Large Cap Growth Fund Institutional Class(a)	27,415,307
4,109,621	Great-West Large Cap Value Fund Institutional Class(a)	32,794,774
Shares		Fair Value
Equity Mutual Funds — (continued)
1,073,697	Great-West Mid Cap Value Fund Institutional Class(a)	$ 11,177,183
978,738	Great-West Real Estate Index Fund Institutional Class(a)	8,554,167
6,237,282	Great-West S&P 500® Index Fund Institutional Class(a)	60,314,522
2,549,180	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,797,698
1,280,332	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,894,282
77,279	Great-West Small Cap Growth Fund Institutional Class(a)	1,120,539
672,728	Great-West Small Cap Value Fund Institutional Class(a)	6,464,914
1,231,831	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,751,672
112,182	Janus Investment Fund - Janus Henderson Triton Fund Class N	4,407,635

TOTAL EQUITY MUTUAL FUNDS — 42.09% (Cost $260,403,595)		$316,282,134
Account Balance
FIXED INTEREST CONTRACT
85,842,412(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	85,842,412

TOTAL FIXED INTEREST CONTRACT — 11.43% (Cost $85,842,412)		$85,842,412
TOTAL INVESTMENTS — 100.04% (Cost $688,863,620)		$751,713,751
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(297,552)
TOTAL NET ASSETS — 100.00%		$751,416,199

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,686,764	Great-West Bond Index Fund Institutional Class(a)	$ 36,240,886
1,745,664	Great-West Core Bond Fund Institutional Class(a)	17,735,951
2,096,225	Great-West Global Bond Fund Institutional Class(a)	18,593,516
1,264,471	Great-West High Yield Bond Fund Institutional Class(a)	13,061,980
3,468,229	Great-West Inflation-Protected Securities Fund Institutional Class(a)	35,861,490
1,537,838	Great-West Multi-Sector Bond Fund Institutional Class(a)	15,101,568
1,345,513	Great-West Short Duration Bond Fund Institutional Class(a)	13,549,316

TOTAL BOND MUTUAL FUNDS — 43.65% (Cost $148,999,546)		$150,144,707
EQUITY MUTUAL FUNDS
255,037	American Century Real Estate Fund Class R6	7,385,868
711,166	DFA International Real Estate Securities Institutional Class	3,299,811
418,068	Fidelity® Emerging Markets Index Fund Institutional Class	5,476,685
93,529	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,407,607
480,105	Great-West Emerging Markets Equity Fund Institutional Class(a)	5,478,000
719,389	Great-West International Growth Fund Institutional Class(a)	8,380,878
1,688,022	Great-West International Index Fund Institutional Class(a)	18,534,487
1,117,370	Great-West International Value Fund Institutional Class(a)	10,190,412
1,219,346	Great-West Large Cap Growth Fund Institutional Class(a)	13,754,223
2,067,119	Great-West Large Cap Value Fund Institutional Class(a)	16,495,612
Shares		Fair Value
Equity Mutual Funds — (continued)
543,910	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,662,101
450,700	Great-West Real Estate Index Fund Institutional Class(a)	3,939,122
3,127,956	Great-West S&P 500® Index Fund Institutional Class(a)	30,247,339
1,278,936	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	12,942,831
714,856	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,641,015
42,917	Great-West Small Cap Growth Fund Institutional Class(a)	622,295
372,255	Great-West Small Cap Value Fund Institutional Class(a)	3,577,372
616,612	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,882,475
62,410	Janus Investment Fund - Janus Henderson Triton Fund Class N	2,452,085

TOTAL EQUITY MUTUAL FUNDS — 47.21% (Cost $139,197,043)		$162,370,218
Account Balance
FIXED INTEREST CONTRACT
31,568,359(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	31,568,359

TOTAL FIXED INTEREST CONTRACT — 9.18% (Cost $31,568,359)		$31,568,359
TOTAL INVESTMENTS — 100.04% (Cost $319,764,948)		$344,083,284
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(124,267)
TOTAL NET ASSETS — 100.00%		$343,959,017

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,196,221	Great-West Bond Index Fund Institutional Class(a)	$ 169,038,849
8,165,202	Great-West Core Bond Fund Institutional Class(a)	82,958,446
9,204,018	Great-West Global Bond Fund Institutional Class(a)	81,639,643
5,652,041	Great-West High Yield Bond Fund Institutional Class(a)	58,385,586
11,744,759	Great-West Inflation-Protected Securities Fund Institutional Class(a)	121,440,809
7,124,107	Great-West Multi-Sector Bond Fund Institutional Class(a)	69,958,730
4,792,615	Great-West Short Duration Bond Fund Institutional Class(a)	48,261,630

TOTAL BOND MUTUAL FUNDS — 39.01% (Cost $623,097,547)		$631,683,693
EQUITY MUTUAL FUNDS
1,220,137	American Century Real Estate Fund Class R6	35,335,151
3,530,711	DFA International Real Estate Securities Institutional Class	16,382,501
2,445,942	Fidelity® Emerging Markets Index Fund Institutional Class	32,041,846
494,953	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,449,045
2,812,026	Great-West Emerging Markets Equity Fund Institutional Class(a)	32,085,217
3,998,169	Great-West International Growth Fund Institutional Class(a)	46,578,665
9,405,784	Great-West International Index Fund Institutional Class(a)	103,275,506
6,224,038	Great-West International Value Fund Institutional Class(a)	56,763,227
6,384,808	Great-West Large Cap Growth Fund Institutional Class(a)	72,020,633
Shares		Fair Value
Equity Mutual Funds — (continued)
11,028,935	Great-West Large Cap Value Fund Institutional Class(a)	$ 88,010,902
2,897,254	Great-West Mid Cap Value Fund Institutional Class(a)	30,160,415
2,149,655	Great-West Real Estate Index Fund Institutional Class(a)	18,787,981
16,583,531	Great-West S&P 500® Index Fund Institutional Class(a)	160,362,745
6,789,024	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	68,704,922
4,128,002	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	38,349,138
243,708	Great-West Small Cap Growth Fund Institutional Class(a)	3,533,763
2,175,574	Great-West Small Cap Value Fund Institutional Class(a)	20,907,270
3,231,182	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,825,480
360,243	Janus Investment Fund - Janus Henderson Triton Fund Class N	14,153,954

TOTAL EQUITY MUTUAL FUNDS — 54.09% (Cost $736,028,494)		$875,728,361
Account Balance
FIXED INTEREST CONTRACT
112,376,342(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	112,376,342

TOTAL FIXED INTEREST CONTRACT — 6.94% (Cost $112,376,342)		$112,376,342
TOTAL INVESTMENTS — 100.04% (Cost $1,471,502,383)		$1,619,788,396
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(658,808)
TOTAL NET ASSETS — 100.00%		$1,619,129,588

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,506,795	Great-West Bond Index Fund Institutional Class(a)	$ 34,471,796
1,662,691	Great-West Core Bond Fund Institutional Class(a)	16,892,938
1,791,046	Great-West Global Bond Fund Institutional Class(a)	15,886,579
1,109,790	Great-West High Yield Bond Fund Institutional Class(a)	11,464,134
1,691,805	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,493,267
1,439,736	Great-West Multi-Sector Bond Fund Institutional Class(a)	14,138,205
738,283	Great-West Short Duration Bond Fund Institutional Class(a)	7,434,507

TOTAL BOND MUTUAL FUNDS — 31.82% (Cost $117,543,166)		$117,781,426
EQUITY MUTUAL FUNDS
274,800	American Century Real Estate Fund Class R6	7,958,219
851,678	DFA International Real Estate Securities Institutional Class	3,951,786
719,713	Fidelity® Emerging Markets Index Fund Institutional Class	9,428,239
132,369	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,992,157
825,659	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,420,766
1,118,768	Great-West International Growth Fund Institutional Class(a)	13,033,652
2,616,983	Great-West International Index Fund Institutional Class(a)	28,734,476
1,730,067	Great-West International Value Fund Institutional Class(a)	15,778,207
1,679,127	Great-West Large Cap Growth Fund Institutional Class(a)	18,940,554
2,898,673	Great-West Large Cap Value Fund Institutional Class(a)	23,131,407
Shares		Fair Value
Equity Mutual Funds — (continued)
761,298	Great-West Mid Cap Value Fund Institutional Class(a)	$ 7,925,114
491,039	Great-West Real Estate Index Fund Institutional Class(a)	4,291,685
4,350,887	Great-West S&P 500® Index Fund Institutional Class(a)	42,073,073
1,782,900	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	18,042,944
1,196,382	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,114,387
72,388	Great-West Small Cap Growth Fund Institutional Class(a)	1,049,625
623,731	Great-West Small Cap Value Fund Institutional Class(a)	5,994,052
851,084	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,119,343
104,489	Janus Investment Fund - Janus Henderson Triton Fund Class N	4,105,386

TOTAL EQUITY MUTUAL FUNDS — 63.52% (Cost $204,137,106)		$235,085,072
Account Balance
FIXED INTEREST CONTRACT
17,347,249(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	17,347,249

TOTAL FIXED INTEREST CONTRACT — 4.69% (Cost $17,347,249)		$17,347,249
TOTAL INVESTMENTS — 100.03% (Cost $339,027,521)		$370,213,747
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(128,941)
TOTAL NET ASSETS — 100.00%		$370,084,806

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
11,470,898	Great-West Bond Index Fund Institutional Class(a)	$ 112,758,933
5,454,319	Great-West Core Bond Fund Institutional Class(a)	55,415,884
5,614,253	Great-West Global Bond Fund Institutional Class(a)	49,798,422
3,532,052	Great-West High Yield Bond Fund Institutional Class(a)	36,486,092
3,725,389	Great-West Inflation-Protected Securities Fund Institutional Class(a)	38,520,522
4,697,243	Great-West Multi-Sector Bond Fund Institutional Class(a)	46,126,931
1,807,739	Great-West Short Duration Bond Fund Institutional Class(a)	18,203,927

TOTAL BOND MUTUAL FUNDS — 22.75% (Cost $354,341,569)		$357,310,711
EQUITY MUTUAL FUNDS
1,200,608	American Century Real Estate Fund Class R6	34,769,618
3,797,155	DFA International Real Estate Securities Institutional Class	17,618,799
3,851,931	Fidelity® Emerging Markets Index Fund Institutional Class	50,460,294
647,075	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,738,474
4,429,175	Great-West Emerging Markets Equity Fund Institutional Class(a)	50,536,891
5,712,089	Great-West International Growth Fund Institutional Class(a)	66,545,839
13,441,609	Great-West International Index Fund Institutional Class(a)	147,588,872
8,899,671	Great-West International Value Fund Institutional Class(a)	81,164,996
8,097,874	Great-West Large Cap Growth Fund Institutional Class(a)	91,344,018
Shares		Fair Value
Equity Mutual Funds — (continued)
14,304,658	Great-West Large Cap Value Fund Institutional Class(a)	$ 114,151,174
3,748,810	Great-West Mid Cap Value Fund Institutional Class(a)	39,025,116
2,123,298	Great-West Real Estate Index Fund Institutional Class(a)	18,557,623
21,258,783	Great-West S&P 500® Index Fund Institutional Class(a)	205,572,432
8,708,619	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	88,131,227
6,294,836	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	58,479,025
365,271	Great-West Small Cap Growth Fund Institutional Class(a)	5,296,426
3,306,860	Great-West Small Cap Value Fund Institutional Class(a)	31,778,921
4,094,967	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,065,981
543,976	Janus Investment Fund - Janus Henderson Triton Fund Class N	21,372,816

TOTAL EQUITY MUTUAL FUNDS — 74.58% (Cost $1,022,875,213)		$1,171,198,542
Account Balance
FIXED INTEREST CONTRACT
42,515,367(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	42,515,367

TOTAL FIXED INTEREST CONTRACT — 2.71% (Cost $42,515,367)		$42,515,367
TOTAL INVESTMENTS — 100.04% (Cost $1,419,732,149)		$1,571,024,620
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(664,654)
TOTAL NET ASSETS — 100.00%		$1,570,359,966

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,350,234	Great-West Bond Index Fund Institutional Class(a)	$ 13,272,804
639,418	Great-West Core Bond Fund Institutional Class(a)	6,496,488
641,647	Great-West Global Bond Fund Institutional Class(a)	5,691,404
406,048	Great-West High Yield Bond Fund Institutional Class(a)	4,194,472
263,468	Great-West Inflation-Protected Securities Fund Institutional Class(a)	2,724,262
550,120	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,402,182
155,468	Great-West Short Duration Bond Fund Institutional Class(a)	1,565,563

TOTAL BOND MUTUAL FUNDS — 14.57% (Cost $39,531,222)		$39,347,175
EQUITY MUTUAL FUNDS
206,952	American Century Real Estate Fund Class R6	5,993,333
685,823	DFA International Real Estate Securities Institutional Class	3,182,219
809,118	Fidelity® Emerging Markets Index Fund Institutional Class	10,599,441
121,494	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,828,492
929,118	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,601,233
1,142,930	Great-West International Growth Fund Institutional Class(a)	13,315,133
2,675,144	Great-West International Index Fund Institutional Class(a)	29,373,084
1,769,699	Great-West International Value Fund Institutional Class(a)	16,139,654
1,526,792	Great-West Large Cap Growth Fund Institutional Class(a)	17,222,213
2,707,044	Great-West Large Cap Value Fund Institutional Class(a)	21,602,214
Shares		Fair Value
Equity Mutual Funds — (continued)
709,397	Great-West Mid Cap Value Fund Institutional Class(a)	$ 7,384,824
367,909	Great-West Real Estate Index Fund Institutional Class(a)	3,215,520
4,010,385	Great-West S&P 500® Index Fund Institutional Class(a)	38,780,427
1,642,331	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,620,391
1,291,328	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,996,434
76,870	Great-West Small Cap Growth Fund Institutional Class(a)	1,114,618
674,372	Great-West Small Cap Value Fund Institutional Class(a)	6,480,716
773,705	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,381,143
113,206	Janus Investment Fund - Janus Henderson Triton Fund Class N	4,447,861

TOTAL EQUITY MUTUAL FUNDS — 84.13% (Cost $200,267,171)		$227,278,950
Account Balance
FIXED INTEREST CONTRACT
3,616,790(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,616,790

TOTAL FIXED INTEREST CONTRACT — 1.34% (Cost $3,616,790)		$3,616,790
TOTAL INVESTMENTS — 100.04% (Cost $243,415,183)		$270,242,915
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(99,814)
TOTAL NET ASSETS — 100.00%		$270,143,101

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,378,656	Great-West Bond Index Fund Institutional Class(a)	$ 33,212,189
1,600,028	Great-West Core Bond Fund Institutional Class(a)	16,256,290
1,561,910	Great-West Global Bond Fund Institutional Class(a)	13,854,138
995,437	Great-West High Yield Bond Fund Institutional Class(a)	10,282,866
304,848	Great-West Inflation-Protected Securities Fund Institutional Class(a)	3,152,131
1,366,992	Great-West Multi-Sector Bond Fund Institutional Class(a)	13,423,864
264,609	Great-West Short Duration Bond Fund Institutional Class(a)	2,664,609

TOTAL BOND MUTUAL FUNDS — 9.40% (Cost $92,465,800)		$92,846,087
EQUITY MUTUAL FUNDS
759,156	American Century Real Estate Fund Class R6	21,985,166
2,639,479	DFA International Real Estate Securities Institutional Class	12,247,181
3,382,859	Fidelity® Emerging Markets Index Fund Institutional Class	44,315,452
465,759	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,009,672
3,887,394	Great-West Emerging Markets Equity Fund Institutional Class(a)	44,355,165
4,560,305	Great-West International Growth Fund Institutional Class(a)	53,127,552
10,701,397	Great-West International Index Fund Institutional Class(a)	117,501,335
7,078,591	Great-West International Value Fund Institutional Class(a)	64,556,749
5,747,934	Great-West Large Cap Growth Fund Institutional Class(a)	64,836,695
10,319,235	Great-West Large Cap Value Fund Institutional Class(a)	82,347,498
Shares		Fair Value
Equity Mutual Funds — (continued)
2,703,677	Great-West Mid Cap Value Fund Institutional Class(a)	$ 28,145,273
1,354,314	Great-West Real Estate Index Fund Institutional Class(a)	11,836,709
15,225,003	Great-West S&P 500® Index Fund Institutional Class(a)	147,225,783
6,244,490	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	63,194,242
5,278,879	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	49,040,789
312,760	Great-West Small Cap Growth Fund Institutional Class(a)	4,535,015
2,762,277	Great-West Small Cap Value Fund Institutional Class(a)	26,545,479
2,907,892	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,741,287
458,829	Janus Investment Fund - Janus Henderson Triton Fund Class N	18,027,394

TOTAL EQUITY MUTUAL FUNDS — 90.01% (Cost $786,232,396)		$888,574,436
Account Balance
FIXED INTEREST CONTRACT
6,216,420(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,216,420

TOTAL FIXED INTEREST CONTRACT — 0.63% (Cost $6,216,420)		$6,216,420
TOTAL INVESTMENTS — 100.04% (Cost $884,914,616)		$987,636,943
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(417,426)
TOTAL NET ASSETS — 100.00%		$987,219,517

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
413,247	Great-West Bond Index Fund Institutional Class(a)	$ 4,062,218
196,970	Great-West Core Bond Fund Institutional Class(a)	2,001,209
186,635	Great-West Global Bond Fund Institutional Class(a)	1,655,449
119,013	Great-West High Yield Bond Fund Institutional Class(a)	1,229,408
167,400	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,643,866
20,032	Great-West Short Duration Bond Fund Institutional Class(a)	201,726

TOTAL BOND MUTUAL FUNDS — 7.48% (Cost $10,867,248)		$10,793,876
EQUITY MUTUAL FUNDS
110,261	American Century Real Estate Fund Class R6	3,193,156
406,489	DFA International Real Estate Securities Institutional Class	1,886,107
542,761	Fidelity® Emerging Markets Index Fund Institutional Class	7,110,166
68,002	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,023,428
622,402	Great-West Emerging Markets Equity Fund Institutional Class(a)	7,101,607
695,738	Great-West International Growth Fund Institutional Class(a)	8,105,343
1,629,127	Great-West International Index Fund Institutional Class(a)	17,887,812
1,078,169	Great-West International Value Fund Institutional Class(a)	9,832,902
828,918	Great-West Large Cap Growth Fund Institutional Class(a)	9,350,198
1,495,893	Great-West Large Cap Value Fund Institutional Class(a)	11,937,225
392,657	Great-West Mid Cap Value Fund Institutional Class(a)	4,087,560
Shares		Fair Value
Equity Mutual Funds — (continued)
198,239	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,732,605
2,203,598	Great-West S&P 500® Index Fund Institutional Class(a)	21,308,797
905,980	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,168,522
828,796	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,699,511
49,571	Great-West Small Cap Growth Fund Institutional Class(a)	718,787
432,267	Great-West Small Cap Value Fund Institutional Class(a)	4,154,090
420,154	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,008,273
72,286	Janus Investment Fund - Janus Henderson Triton Fund Class N	2,840,134

TOTAL EQUITY MUTUAL FUNDS — 92.23% (Cost $116,948,739)		$133,146,223
Account Balance
FIXED INTEREST CONTRACT
475,496(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	475,496

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $475,496)		$475,496
TOTAL INVESTMENTS — 100.04% (Cost $128,291,483)		$144,415,595
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(51,285)
TOTAL NET ASSETS — 100.00%		$144,364,310

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,243,817	Great-West Bond Index Fund Institutional Class(a)	$ 12,226,722
589,988	Great-West Core Bond Fund Institutional Class(a)	5,994,281
595,386	Great-West Global Bond Fund Institutional Class(a)	5,281,073
356,864	Great-West High Yield Bond Fund Institutional Class(a)	3,686,402
500,141	Great-West Multi-Sector Bond Fund Institutional Class(a)	4,911,388
60,956	Great-West Short Duration Bond Fund Institutional Class(a)	613,824

TOTAL BOND MUTUAL FUNDS — 6.93% (Cost $32,720,642)		$32,713,690
EQUITY MUTUAL FUNDS
365,731	American Century Real Estate Fund Class R6	10,591,578
1,394,167	DFA International Real Estate Securities Institutional Class	6,468,933
1,891,268	Fidelity® Emerging Markets Index Fund Institutional Class	24,775,614
216,332	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,255,796
2,171,165	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,772,997
2,325,164	Great-West International Growth Fund Institutional Class(a)	27,088,159
5,473,677	Great-West International Index Fund Institutional Class(a)	60,100,979
3,624,297	Great-West International Value Fund Institutional Class(a)	33,053,586
2,612,097	Great-West Large Cap Growth Fund Institutional Class(a)	29,464,450
4,791,928	Great-West Large Cap Value Fund Institutional Class(a)	38,239,582
1,256,280	Great-West Mid Cap Value Fund Institutional Class(a)	13,077,872
Shares		Fair Value
Equity Mutual Funds — (continued)
653,615	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,712,599
7,002,366	Great-West S&P 500® Index Fund Institutional Class(a)	67,712,878
2,870,927	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	29,053,784
2,797,547	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	25,989,210
166,144	Great-West Small Cap Growth Fund Institutional Class(a)	2,409,087
1,459,707	Great-West Small Cap Value Fund Institutional Class(a)	14,027,786
1,323,264	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,623,941
243,898	Janus Investment Fund - Janus Henderson Triton Fund Class N	9,582,756

TOTAL EQUITY MUTUAL FUNDS — 92.81% (Cost $387,908,579)		$438,001,587
Account Balance
FIXED INTEREST CONTRACT
1,416,427(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,416,427

TOTAL FIXED INTEREST CONTRACT — 0.30% (Cost $1,416,427)		$1,416,427
TOTAL INVESTMENTS — 100.04% (Cost $422,045,648)		$472,131,704
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(194,111)
TOTAL NET ASSETS — 100.00%		$471,937,593

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
23,230	Great-West Bond Index Fund Institutional Class(a)	$ 228,351
11,004	Great-West Core Bond Fund Institutional Class(a)	111,801
11,800	Great-West Global Bond Fund Institutional Class(a)	104,666
6,675	Great-West High Yield Bond Fund Institutional Class(a)	68,956
9,346	Great-West Multi-Sector Bond Fund Institutional Class(a)	91,779
1,093	Great-West Short Duration Bond Fund Institutional Class(a)	11,006

TOTAL BOND MUTUAL FUNDS — 6.72% (Cost $631,154)		$616,559
EQUITY MUTUAL FUNDS
7,167	American Century Real Estate Fund Class R6	207,557
28,225	DFA International Real Estate Securities Institutional Class	130,962
39,121	Fidelity® Emerging Markets Index Fund Institutional Class	512,490
4,069	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	61,231
44,931	Great-West Emerging Markets Equity Fund Institutional Class(a)	512,662
46,108	Great-West International Growth Fund Institutional Class(a)	537,160
108,083	Great-West International Index Fund Institutional Class(a)	1,186,748
71,539	Great-West International Value Fund Institutional Class(a)	652,432
49,050	Great-West Large Cap Growth Fund Institutional Class(a)	553,290
90,145	Great-West Large Cap Value Fund Institutional Class(a)	719,361
23,589	Great-West Mid Cap Value Fund Institutional Class(a)	245,558
Shares		Fair Value
Equity Mutual Funds — (continued)
12,696	Great-West Real Estate Index Fund Institutional Class(a)	$ 110,960
131,867	Great-West S&P 500® Index Fund Institutional Class(a)	1,275,150
53,888	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	545,350
56,226	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	522,339
3,331	Great-West Small Cap Growth Fund Institutional Class(a)	48,301
29,295	Great-West Small Cap Value Fund Institutional Class(a)	281,525
24,849	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	237,061
4,918	Janus Investment Fund - Janus Henderson Triton Fund Class N	193,228

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $7,997,031)		$8,533,365
Account Balance
FIXED INTEREST CONTRACT
26,597(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	26,597

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $26,597)		$26,597
TOTAL INVESTMENTS — 100.03% (Cost $8,654,782)		$9,176,521
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(2,598)
TOTAL NET ASSETS — 100.00%		$9,173,923

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,545,142	$76,094,387	$3,214,193	$2,221,743	$14,508	$(2,918,091)	$278,508	$74,168,746	9.87%
Great-West Core Bond Fund Institutional Class	3,585,096	37,307,289	1,478,301	1,078,826	40,161	(1,282,193)	145,442	36,424,571	4.85
Great-West Global Bond Fund Institutional Class	4,651,986	42,303,455	1,893,801	798,563	30,099	(2,135,577)	-	41,263,116	5.49
Great-West High Yield Bond Fund Institutional Class	2,756,100	29,082,983	369,603	1,041,950	92,014	59,878	-	28,470,514	3.79
Great-West Inflation-Protected Securities Fund Institutional Class	9,781,143	103,684,654	2,381,605	4,278,890	171,657	(650,346)	-	101,137,023	13.46
Great-West Multi-Sector Bond Fund Institutional Class	3,193,550	32,204,339	868,579	1,123,438	79,800	(588,822)	-	31,360,658	4.17
Great-West Short Duration Bond Fund Institutional Class	3,650,901	37,572,572	821,839	1,458,421	27,281	(171,413)	136,613	36,764,577	4.89
					455,520	(7,686,564)	560,563	349,589,205	46.52
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	184,243	2,865,049	15,765	439,425	99,855	331,475	-	2,772,864	0.37
Great-West Emerging Markets Equity Fund Institutional Class	853,048	10,158,744	496,348	1,108,597	197,697	186,782	-	9,733,277	1.29
Great-West International Growth Fund Institutional Class	1,346,066	16,158,582	825,243	796,655	167,087	(505,497)	-	15,681,673	2.09
Great-West International Index Fund Institutional Class	3,167,104	35,971,009	246,308	2,160,816	530,730	718,301	-	34,774,802	4.63
Great-West International Value Fund Institutional Class	2,097,692	19,804,272	181,970	1,998,875	(452,969)	1,143,584	-	19,130,951	2.55
Great-West Large Cap Growth Fund Institutional Class	2,430,435	28,133,862	837,406	1,794,499	181,258	238,538	-	27,415,307	3.65
Great-West Large Cap Value Fund Institutional Class	4,109,621	33,848,867	235,612	4,631,323	615,797	3,341,618	-	32,794,774	4.36
Great-West Mid Cap Value Fund Institutional Class	1,073,697	11,519,094	55,998	1,909,051	(11,211)	1,511,142	-	11,177,183	1.49
Great-West Real Estate Index Fund Institutional Class	978,738	12,653,395	50,790	5,509,493	(669,296)	1,359,475	-	8,554,167	1.14
Great-West S&P 500® Index Fund Institutional Class	6,237,282	62,086,795	331,441	7,065,599	(1,281,150)	4,961,885	-	60,314,522	8.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,549,180	26,489,674	199,001	3,740,083	535,979	2,849,106	-	25,797,698	3.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,280,332	12,324,752	190,831	2,258,615	459,327	1,637,314	-	11,894,282	1.58
Great-West Small Cap Growth Fund Institutional Class	77,279	1,157,977	35,105	112,918	39,050	40,375	-	1,120,539	0.15
Great-West Small Cap Value Fund Institutional Class	672,728	6,636,909	97,392	1,241,391	275,292	972,004	-	6,464,914	0.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,231,831	12,044,477	198,743	841,561	37,877	350,013	-	11,751,672	1.56
					725,323	19,136,115	0	279,378,625	37.18

March 31, 2021

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	85,842,412	$87,487,563	$1,761,862	$3,726,337	$-	$-	$319,324	$85,842,412	11.43%
					0	0	319,324	85,842,412	11.43
				Total	$1,180,843	$11,449,551	$879,887	$714,810,242	95.13%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,686,764	$34,713,971	$4,630,668	$1,621,622	$93,900	$(1,482,131)	$136,882	$36,240,886	10.54%
Great-West Core Bond Fund Institutional Class	1,745,664	16,999,031	2,174,187	780,548	64,130	(656,719)	71,217	17,735,951	5.16
Great-West Global Bond Fund Institutional Class	2,096,225	17,813,115	2,455,079	727,496	21,894	(947,182)	-	18,593,516	5.40
Great-West High Yield Bond Fund Institutional Class	1,264,471	12,486,809	1,177,166	610,326	50,692	8,331	-	13,061,980	3.80
Great-West Inflation-Protected Securities Fund Institutional Class	3,468,229	34,389,729	3,791,545	2,040,358	106,528	(279,426)	-	35,861,490	10.42
Great-West Multi-Sector Bond Fund Institutional Class	1,537,838	14,483,383	1,632,246	750,552	23,177	(263,509)	-	15,101,568	4.39
Great-West Short Duration Bond Fund Institutional Class	1,345,513	12,975,255	1,399,492	746,788	23,602	(78,643)	50,667	13,549,316	3.94
					383,923	(3,699,279)	258,766	150,144,707	43.65
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	93,529	1,361,430	78,124	180,390	61,736	148,443	-	1,407,607	0.41
Great-West Emerging Markets Equity Fund Institutional Class	480,105	5,319,192	650,553	469,690	212,278	(22,055)	-	5,478,000	1.59
Great-West International Growth Fund Institutional Class	719,389	8,089,842	1,108,420	456,134	179,418	(361,250)	-	8,380,878	2.44
Great-West International Index Fund Institutional Class	1,688,022	17,955,020	1,429,622	1,386,961	102,047	536,806	-	18,534,487	5.39
Great-West International Value Fund Institutional Class	1,117,370	9,872,046	800,923	783,601	53,986	301,044	-	10,190,412	2.96
Great-West Large Cap Growth Fund Institutional Class	1,219,346	13,120,573	1,419,979	737,796	253,768	(48,533)	-	13,754,223	4.00
Great-West Large Cap Value Fund Institutional Class	2,067,119	15,934,471	1,019,858	2,337,661	54,269	1,878,944	-	16,495,612	4.80
Great-West Mid Cap Value Fund Institutional Class	543,910	5,473,432	297,133	699,345	143,660	590,881	-	5,662,101	1.65
Great-West Real Estate Index Fund Institutional Class	450,700	5,494,465	233,649	2,460,498	(357,387)	671,506	-	3,939,122	1.15
Great-West S&P 500® Index Fund Institutional Class	3,127,956	29,103,958	1,879,972	2,500,009	44,143	1,763,418	-	30,247,339	8.79
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,278,936	12,414,934	829,751	1,673,917	269,847	1,372,063	-	12,942,831	3.76

March 31, 2021

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	714,856	$6,379,529	$477,350	$1,190,515	$137,198	$974,651	$-	$6,641,015	1.93%
Great-West Small Cap Growth Fund Institutional Class	42,917	592,717	67,518	58,527	21,159	20,587	-	622,295	0.18
Great-West Small Cap Value Fund Institutional Class	372,255	3,447,033	235,578	606,602	162,106	501,363	-	3,577,372	1.04
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	616,612	5,608,292	597,289	358,582	152,267	35,476	-	5,882,475	1.71
					1,490,495	8,363,344	0	143,755,769	41.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	31,568,359	30,220,431	3,133,872	1,900,282	-	-	114,338	31,568,359	9.18
					0	0	114,338	31,568,359	9.18
				Total	$1,874,418	$4,664,065	$373,104	$325,468,835	94.63%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,196,221	$168,150,566	$12,086,483	$4,475,043	$173,790	$(6,723,157)	$636,462	$169,038,849	10.44%
Great-West Core Bond Fund Institutional Class	8,165,202	82,579,266	5,448,913	2,114,026	153,017	(2,955,707)	332,049	82,958,446	5.12
Great-West Global Bond Fund Institutional Class	9,204,018	81,491,603	6,020,463	1,697,609	53,502	(4,174,814)	-	81,639,643	5.04
Great-West High Yield Bond Fund Institutional Class	5,652,041	57,975,726	1,860,594	1,596,408	139,818	145,674	-	58,385,586	3.61
Great-West Inflation-Protected Securities Fund Institutional Class	11,744,759	120,972,988	5,053,391	3,845,677	155,721	(739,893)	-	121,440,809	7.50
Great-West Multi-Sector Bond Fund Institutional Class	7,124,107	69,628,774	3,429,776	1,848,732	121,971	(1,251,088)	-	69,958,730	4.32
Great-West Short Duration Bond Fund Institutional Class	4,792,615	47,928,369	1,994,052	1,445,859	21,808	(214,932)	179,724	48,261,630	2.98
					819,627	(15,913,917)	1,148,235	631,683,693	39.01
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	494,953	7,435,372	96,110	939,675	286,149	857,238	-	7,449,045	0.46
Great-West Emerging Markets Equity Fund Institutional Class	2,812,026	32,271,686	1,938,198	2,815,896	504,785	691,229	-	32,085,217	1.98
Great-West International Growth Fund Institutional Class	3,998,169	46,503,917	3,223,293	1,771,911	363,574	(1,376,634)	-	46,578,665	2.88
Great-West International Index Fund Institutional Class	9,405,784	103,330,423	2,193,795	4,567,036	1,324,908	2,318,324	-	103,275,506	6.38
Great-West International Value Fund Institutional Class	6,224,038	56,829,689	1,264,028	4,186,652	(836,485)	2,856,162	-	56,763,227	3.51

March 31, 2021

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	6,384,808	$71,471,235	$3,096,290	$3,373,463	$262,685	$826,571	$-	$72,020,633	4.45%
Great-West Large Cap Value Fund Institutional Class	11,028,935	87,443,978	1,641,674	10,170,103	1,437,590	9,095,353	-	88,010,902	5.44
Great-West Mid Cap Value Fund Institutional Class	2,897,254	30,042,080	505,862	4,391,036	(5,092)	4,003,509	-	30,160,415	1.86
Great-West Real Estate Index Fund Institutional Class	2,149,655	26,855,014	556,657	11,580,707	(1,437,421)	2,957,017	-	18,787,981	1.16
Great-West S&P 500® Index Fund Institutional Class	16,583,531	159,022,570	2,739,411	13,289,019	(2,217,762)	11,889,783	-	160,362,745	9.91
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,789,024	68,039,571	1,292,111	9,410,375	87,166	8,783,615	-	68,704,922	4.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,128,002	38,396,922	893,101	6,123,671	1,470,623	5,182,786	-	38,349,138	2.37
Great-West Small Cap Growth Fund Institutional Class	243,708	3,541,305	181,128	323,280	112,221	134,610	-	3,533,763	0.22
Great-West Small Cap Value Fund Institutional Class	2,175,574	20,833,547	486,538	3,996,490	421,751	3,583,675	-	20,907,270	1.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,231,182	30,550,746	1,305,049	1,904,962	133,420	874,647	-	30,825,480	1.90
					1,908,112	52,677,885	0	777,814,909	48.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	112,376,342	111,495,497	4,266,245	3,798,613	-	-	413,213	112,376,342	6.94
					0	0	413,213	112,376,342	6.94
				Total	$2,727,739	$36,763,968	$1,561,448	$1,521,874,944	94.00%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,506,795	$31,726,074	$5,302,006	$1,181,663	$86,300	$(1,374,621)	$128,536	$34,471,796	9.31%
Great-West Core Bond Fund Institutional Class	1,662,691	15,559,942	2,492,785	555,795	52,346	(603,994)	66,981	16,892,938	4.56
Great-West Global Bond Fund Institutional Class	1,791,046	14,612,006	2,448,944	390,870	11,216	(783,501)	-	15,886,579	4.29
Great-West High Yield Bond Fund Institutional Class	1,109,790	10,519,142	1,248,306	324,273	26,250	20,959	-	11,464,134	3.10
Great-West Inflation-Protected Securities Fund Institutional Class	1,691,805	16,104,059	2,156,047	628,007	53,542	(138,832)	-	17,493,267	4.73
Great-West Multi-Sector Bond Fund Institutional Class	1,439,736	13,008,425	1,863,101	490,055	23,218	(243,266)	-	14,138,205	3.82
Great-West Short Duration Bond Fund Institutional Class	738,283	6,841,720	908,286	275,344	10,022	(40,155)	27,450	7,434,507	2.01
					262,894	(3,163,410)	222,967	117,781,426	31.82

March 31, 2021

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	132,369	$1,839,863	$89,232	$180,832	$45,292	$243,894	$-	$1,992,157	0.54%
Great-West Emerging Markets Equity Fund Institutional Class	825,659	8,672,966	1,198,063	528,724	224,118	78,461	-	9,420,766	2.55
Great-West International Growth Fund Institutional Class	1,118,768	11,959,464	1,929,080	465,895	102,638	(388,997)	-	13,033,652	3.52
Great-West International Index Fund Institutional Class	2,616,983	26,536,412	2,506,929	1,211,001	53,477	902,136	-	28,734,476	7.76
Great-West International Value Fund Institutional Class	1,730,067	14,578,810	1,361,948	845,088	(147,755)	682,537	-	15,778,207	4.26
Great-West Large Cap Growth Fund Institutional Class	1,679,127	17,308,581	2,264,176	720,711	180,627	88,508	-	18,940,554	5.12
Great-West Large Cap Value Fund Institutional Class	2,898,673	21,366,553	1,224,000	2,084,043	28,409	2,624,897	-	23,131,407	6.25
Great-West Mid Cap Value Fund Institutional Class	761,298	7,325,120	343,459	717,692	31,006	974,227	-	7,925,114	2.14
Great-West Real Estate Index Fund Institutional Class	491,039	5,690,308	277,835	2,384,344	(369,986)	707,886	-	4,291,685	1.16
Great-West S&P 500® Index Fund Institutional Class	4,350,887	38,641,626	3,008,946	2,531,075	(497,531)	2,953,576	-	42,073,073	11.37
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,782,900	16,542,976	1,156,131	1,518,465	359,904	1,862,302	-	18,042,944	4.88
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,196,382	10,205,852	765,060	1,511,907	143,803	1,655,382	-	11,114,387	3.00
Great-West Small Cap Growth Fund Institutional Class	72,388	952,394	140,426	81,697	29,098	38,502	-	1,049,625	0.28
Great-West Small Cap Value Fund Institutional Class	623,731	5,514,389	356,181	732,677	226,081	856,159	-	5,994,052	1.62
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	851,084	7,426,014	937,964	468,649	27,485	224,014	-	8,119,343	2.19
					436,666	13,503,484	0	209,641,442	56.64
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	17,347,249	15,962,904	2,020,356	697,254	-	-	61,243	17,347,249	4.69
					0	0	61,243	17,347,249	4.69
				Total	$699,560	$10,340,074	$284,210	$344,770,117	93.15%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	11,470,898	$112,317,177	$8,717,916	$3,807,569	$96,883	$(4,468,591)	$424,126	$112,758,933	7.18%
Great-West Core Bond Fund Institutional Class	5,454,319	55,237,402	3,989,390	1,836,247	101,489	(1,974,661)	221,618	55,415,884	3.53
Great-West Global Bond Fund Institutional Class	5,614,253	49,778,778	3,854,099	1,277,963	35,315	(2,556,492)	-	49,798,422	3.17

March 31, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West High Yield Bond Fund Institutional Class	3,532,052	$36,222,911	$1,292,065	$1,125,699	$78,794	$96,815	$-	$36,486,092	2.32%
Great-West Inflation-Protected Securities Fund Institutional Class	3,725,389	38,416,295	1,868,120	1,520,592	60,448	(243,301)	-	38,520,522	2.45
Great-West Multi-Sector Bond Fund Institutional Class	4,697,243	45,993,718	2,535,596	1,603,409	54,639	(798,974)	-	46,126,931	2.94
Great-West Short Duration Bond Fund Institutional Class	1,807,739	18,079,367	873,539	655,894	20,454	(93,085)	67,709	18,203,927	1.16
					448,022	(10,038,289)	713,453	357,310,711	22.75
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	647,075	9,734,941	33,128	1,000,826	520,713	971,231	-	9,738,474	0.62
Great-West Emerging Markets Equity Fund Institutional Class	4,429,175	50,869,454	2,363,833	3,875,112	689,249	1,178,716	-	50,536,891	3.22
Great-West International Growth Fund Institutional Class	5,712,089	66,565,796	3,934,354	2,054,823	406,963	(1,899,488)	-	66,545,839	4.24
Great-West International Index Fund Institutional Class	13,441,609	147,996,347	1,244,516	5,355,401	1,465,929	3,703,410	-	147,588,872	9.40
Great-West International Value Fund Institutional Class	8,899,671	81,450,959	920,421	4,551,883	(476,834)	3,345,499	-	81,164,996	5.17
Great-West Large Cap Growth Fund Institutional Class	8,097,874	90,738,802	3,253,811	3,746,360	219,082	1,097,765	-	91,344,018	5.82
Great-West Large Cap Value Fund Institutional Class	14,304,658	113,536,877	855,739	13,829,916	(1,010)	13,588,474	-	114,151,174	7.27
Great-West Mid Cap Value Fund Institutional Class	3,748,810	38,921,128	177,053	5,346,195	(119,698)	5,273,130	-	39,025,116	2.49
Great-West Real Estate Index Fund Institutional Class	2,123,298	26,564,744	324,780	11,218,719	(1,383,218)	2,886,818	-	18,557,623	1.18
Great-West S&P 500® Index Fund Institutional Class	21,258,783	204,262,513	1,645,706	13,258,923	(561,860)	12,923,136	-	205,572,432	13.09
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,708,619	87,431,982	540,381	11,665,672	(478,332)	11,824,536	-	88,131,227	5.61
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,294,836	58,638,570	469,383	11,736,265	(978,941)	11,107,337	-	58,479,025	3.72
Great-West Small Cap Growth Fund Institutional Class	365,271	5,316,591	131,567	382,920	131,739	231,188	-	5,296,426	0.34
Great-West Small Cap Value Fund Institutional Class	3,306,860	31,696,395	217,932	5,935,361	251,010	5,799,955	-	31,778,921	2.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,094,967	38,729,381	767,686	1,589,213	77,645	1,158,127	-	39,065,981	2.49
					(237,563)	73,189,834	0	1,046,977,015	66.68
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,515,367	42,182,565	1,824,209	1,648,214	-	-	156,807	42,515,367	2.71
					0	0	156,807	42,515,367	2.71
				Total	$210,459	$63,151,545	$870,260	$1,446,803,093	92.14%

March 31, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,350,234	$11,953,026	$2,082,822	$254,597	$13,960	$(508,447)	$49,763	$13,272,804	4.91%
Great-West Core Bond Fund Institutional Class	639,418	5,858,290	979,069	119,131	10,065	(221,740)	25,905	6,496,488	2.41
Great-West Global Bond Fund Institutional Class	641,647	5,132,576	923,833	88,184	655	(276,821)	-	5,691,404	2.11
Great-West High Yield Bond Fund Institutional Class	406,048	3,767,144	472,859	56,235	4,677	10,704	-	4,194,472	1.55
Great-West Inflation-Protected Securities Fund Institutional Class	263,468	2,456,536	341,128	56,116	4,120	(17,286)	-	2,724,262	1.01
Great-West Multi-Sector Bond Fund Institutional Class	550,120	4,868,071	720,969	94,117	8,682	(92,741)	-	5,402,182	2.00
Great-West Short Duration Bond Fund Institutional Class	155,468	1,409,041	192,809	28,927	871	(7,360)	5,808	1,565,563	0.58
					43,030	(1,113,691)	81,476	39,347,175	14.57
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	121,494	1,658,324	56,736	125,495	25,655	238,927	-	1,828,492	0.68
Great-West Emerging Markets Equity Fund Institutional Class	929,118	9,602,190	1,254,245	418,934	159,742	163,732	-	10,601,233	3.92
Great-West International Growth Fund Institutional Class	1,142,930	12,011,425	1,903,848	244,680	50,273	(355,460)	-	13,315,133	4.93
Great-West International Index Fund Institutional Class	2,675,144	26,666,786	2,296,369	528,410	21,832	938,339	-	29,373,084	10.87
Great-West International Value Fund Institutional Class	1,769,699	14,664,173	1,371,651	533,454	(96,664)	637,284	-	16,139,654	5.97
Great-West Large Cap Growth Fund Institutional Class	1,526,792	15,443,720	1,973,553	419,601	1,725	224,541	-	17,222,213	6.38
Great-West Large Cap Value Fund Institutional Class	2,707,044	19,461,903	905,108	1,129,886	87,373	2,365,089	-	21,602,214	8.00
Great-West Mid Cap Value Fund Institutional Class	709,397	6,678,701	226,863	447,720	160	926,980	-	7,384,824	2.73
Great-West Real Estate Index Fund Institutional Class	367,909	4,154,158	192,084	1,629,740	(246,434)	499,018	-	3,215,520	1.19
Great-West S&P 500® Index Fund Institutional Class	4,010,385	34,911,829	2,625,990	1,173,998	(180,897)	2,416,606	-	38,780,427	14.36
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,642,331	14,942,290	784,826	1,164,717	(34,105)	2,057,992	-	16,620,391	6.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,291,328	10,809,392	635,923	1,178,521	190,993	1,729,640	-	11,996,434	4.44
Great-West Small Cap Growth Fund Institutional Class	76,870	993,914	122,557	52,492	18,920	50,639	-	1,114,618	0.41
Great-West Small Cap Value Fund Institutional Class	674,372	5,848,200	255,238	605,164	184,226	982,442	-	6,480,716	2.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	773,705	6,618,354	736,880	184,874	7,031	210,783	-	7,381,143	2.73
					189,830	13,086,552	0	203,056,096	75.16

March 31, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,616,790	$3,253,882	$423,982	$73,804	$-	$-	$12,730	$3,616,790	1.34%
					0	0	12,730	3,616,790	1.34
				Total	$232,860	$11,972,861	$94,206	$246,020,061	91.07%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,378,656	$32,324,232	$3,338,310	$1,133,705	$52,194	$(1,316,648)	$125,127	$33,212,189	3.36%
Great-West Core Bond Fund Institutional Class	1,600,028	15,823,197	1,548,609	544,181	31,395	(571,335)	65,108	16,256,290	1.65
Great-West Global Bond Fund Institutional Class	1,561,910	13,514,586	1,430,538	389,868	12,049	(701,118)	-	13,854,138	1.40
Great-West High Yield Bond Fund Institutional Class	995,437	9,979,961	565,621	290,061	19,893	27,345	-	10,282,866	1.04
Great-West Inflation-Protected Securities Fund Institutional Class	304,848	3,071,379	221,762	115,501	10,912	(25,509)	-	3,152,131	0.32
Great-West Multi-Sector Bond Fund Institutional Class	1,366,992	13,077,566	1,038,789	470,742	9,600	(221,749)	-	13,423,864	1.36
Great-West Short Duration Bond Fund Institutional Class	264,609	2,586,547	181,617	90,120	2,816	(13,435)	9,926	2,664,609	0.27
					138,859	(2,822,449)	200,161	92,846,087	9.40
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	465,759	6,853,763	70,698	627,223	347,318	712,434	-	7,009,672	0.71
Great-West Emerging Markets Equity Fund Institutional Class	3,887,394	43,545,036	2,930,544	3,152,188	577,330	1,031,773	-	44,355,165	4.49
Great-West International Growth Fund Institutional Class	4,560,305	51,901,163	4,441,187	1,707,242	350,362	(1,507,556)	-	53,127,552	5.38
Great-West International Index Fund Institutional Class	10,701,397	115,242,720	2,268,196	3,253,132	795,945	3,243,551	-	117,501,335	11.90
Great-West International Value Fund Institutional Class	7,078,591	63,367,216	1,394,065	2,763,143	(315,661)	2,558,611	-	64,556,749	6.54
Great-West Large Cap Growth Fund Institutional Class	5,747,934	63,058,317	3,401,395	2,450,706	94,241	827,689	-	64,836,695	6.57
Great-West Large Cap Value Fund Institutional Class	10,319,235	80,345,357	1,108,770	9,935,246	(1,102,469)	10,828,617	-	82,347,498	8.34
Great-West Mid Cap Value Fund Institutional Class	2,703,677	27,503,049	291,307	3,337,368	(4,979)	3,688,285	-	28,145,273	2.85
Great-West Real Estate Index Fund Institutional Class	1,354,314	16,522,791	280,603	6,704,614	(780,779)	1,737,929	-	11,836,709	1.20
Great-West S&P 500® Index Fund Institutional Class	15,225,003	143,495,679	2,086,187	7,302,312	(193,305)	8,946,229	-	147,225,783	14.91
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,244,490	61,402,046	834,843	7,259,369	(178,821)	8,216,722	-	63,194,242	6.40

March 31, 2021

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,278,879	$47,918,556	$956,493	$9,299,566	$(1,154,029)	$9,465,306	$-	$49,040,789	4.97%
Great-West Small Cap Growth Fund Institutional Class	312,760	4,420,220	222,374	305,523	107,340	197,944	-	4,535,015	0.46
Great-West Small Cap Value Fund Institutional Class	2,762,277	25,848,174	467,663	4,558,658	187,123	4,788,300	-	26,545,479	2.69
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,907,892	26,886,692	1,010,379	991,995	30,868	836,211	-	27,741,287	2.81
					(1,239,516)	55,572,045	0	791,999,243	80.22
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,216,420	6,026,188	387,554	219,896	-	-	22,574	6,216,420	0.63
					0	0	22,574	6,216,420	0.63
				Total	$(1,100,657)	$52,749,596	$222,735	$891,061,750	90.25%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	413,247	$3,696,353	$613,476	$92,962	$3,404	$(154,649)	$15,056	$4,062,218	2.81%
Great-West Core Bond Fund Institutional Class	196,970	1,822,953	290,411	43,970	3,102	(68,185)	7,887	2,001,209	1.39
Great-West Global Bond Fund Institutional Class	186,635	1,509,816	252,926	27,106	(221)	(80,187)	-	1,655,449	1.15
Great-West High Yield Bond Fund Institutional Class	119,013	1,115,084	132,132	20,724	1,993	2,916	-	1,229,408	0.85
Great-West Multi-Sector Bond Fund Institutional Class	167,400	1,497,374	208,840	33,634	3,214	(28,714)	-	1,643,866	1.14
Great-West Short Duration Bond Fund Institutional Class	20,032	183,518	23,991	4,837	129	(946)	741	201,726	0.14
					11,621	(329,765)	23,684	10,793,876	7.48
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	68,002	937,995	38,220	84,235	16,438	131,448	-	1,023,428	0.71
Great-West Emerging Markets Equity Fund Institutional Class	622,402	6,536,598	796,493	332,829	127,393	101,345	-	7,101,607	4.92
Great-West International Growth Fund Institutional Class	695,738	7,416,189	1,038,270	142,913	27,697	(206,203)	-	8,105,343	5.61
Great-West International Index Fund Institutional Class	1,629,127	16,474,847	1,216,644	373,300	14,863	569,621	-	17,887,812	12.39
Great-West International Value Fund Institutional Class	1,078,169	9,060,750	709,898	322,494	(57,229)	384,748	-	9,832,902	6.81
Great-West Large Cap Growth Fund Institutional Class	828,918	8,482,912	981,350	207,148	28,842	93,084	-	9,350,198	6.48
Great-West Large Cap Value Fund Institutional Class	1,495,893	10,954,568	497,623	869,077	6,079	1,354,111	-	11,937,225	8.27

March 31, 2021

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	392,657	$3,748,290	$129,867	$306,520	$(2,526)	$515,923	$-	$4,087,560	2.83%
Great-West Real Estate Index Fund Institutional Class	198,239	2,275,282	83,459	901,762	(138,058)	275,626	-	1,732,605	1.20
Great-West S&P 500® Index Fund Institutional Class	2,203,598	19,474,706	1,201,353	713,381	(126,536)	1,346,119	-	21,308,797	14.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	905,980	8,303,284	420,498	693,490	(27,239)	1,138,230	-	9,168,522	6.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	828,796	6,963,996	416,514	766,562	141,517	1,085,563	-	7,699,511	5.33
Great-West Small Cap Growth Fund Institutional Class	49,571	643,221	77,146	32,310	14,247	30,730	-	718,787	0.50
Great-West Small Cap Value Fund Institutional Class	432,267	3,772,654	208,441	459,405	109,133	632,400	-	4,154,090	2.88
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	420,154	3,620,849	367,911	95,491	3,142	115,004	-	4,008,273	2.78
					137,763	7,567,749	0	118,116,660	81.82
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	475,496	432,310	53,944	12,437	-	-	1,679	475,496	0.33
					0	0	1,679	475,496	0.33
				Total	$149,384	$7,237,984	$25,363	$129,386,032	89.63%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,243,817	$11,741,180	$1,455,573	$469,067	$35,524	$(500,964)	$46,203	$12,226,722	2.59%
Great-West Core Bond Fund Institutional Class	589,988	5,755,313	682,868	225,474	19,276	(218,426)	24,077	5,994,281	1.27
Great-West Global Bond Fund Institutional Class	595,386	5,081,825	635,918	169,516	4,708	(267,154)	-	5,281,073	1.12
Great-West High Yield Bond Fund Institutional Class	356,864	3,534,834	266,932	124,010	7,221	8,646	-	3,686,402	0.78
Great-West Multi-Sector Bond Fund Institutional Class	500,141	4,724,348	471,588	200,901	5,636	(83,647)	-	4,911,388	1.04
Great-West Short Duration Bond Fund Institutional Class	60,956	588,655	54,079	25,628	790	(3,282)	2,296	613,824	0.13
					73,155	(1,064,827)	72,576	32,713,690	6.93
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	216,332	3,146,746	33,513	310,201	100,862	385,738	-	3,255,796	0.69
Great-West Emerging Markets Equity Fund Institutional Class	2,171,165	24,219,049	2,040,503	2,003,367	352,974	516,812	-	24,772,997	5.25
Great-West International Growth Fund Institutional Class	2,325,164	26,179,403	2,538,118	853,478	164,783	(775,884)	-	27,088,159	5.74

March 31, 2021

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
Great-West International Index Fund Institutional Class	5,473,677	$58,139,191	$1,890,087	$1,591,825	$371,574	$1,663,526	$-	$60,100,979	12.74%
Great-West International Value Fund Institutional Class	3,624,297	31,974,827	1,155,093	1,443,266	(232,998)	1,366,932	-	33,053,586	7.00
Great-West Large Cap Growth Fund Institutional Class	2,612,097	28,370,911	1,892,299	1,188,148	10,800	389,388	-	29,464,450	6.24
Great-West Large Cap Value Fund Institutional Class	4,791,928	36,942,343	570,689	3,824,715	(78,416)	4,551,265	-	38,239,582	8.10
Great-West Mid Cap Value Fund Institutional Class	1,256,280	12,618,467	123,799	1,413,388	(58,680)	1,748,994	-	13,077,872	2.77
Great-West Real Estate Index Fund Institutional Class	653,615	7,896,474	138,555	3,186,725	(407,892)	864,295	-	5,712,599	1.21
Great-West S&P 500® Index Fund Institutional Class	7,002,366	65,330,660	1,419,154	3,387,349	(351,017)	4,350,413	-	67,712,878	14.35
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,870,927	27,799,549	400,979	2,940,749	(142,596)	3,794,005	-	29,053,784	6.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,797,547	24,951,495	562,749	4,156,852	(290,436)	4,631,818	-	25,989,210	5.51
Great-West Small Cap Growth Fund Institutional Class	166,144	2,296,484	152,440	146,200	51,712	106,363	-	2,409,087	0.51
Great-West Small Cap Value Fund Institutional Class	1,459,707	13,479,135	202,256	2,165,138	89,869	2,511,533	-	14,027,786	2.97
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,323,264	12,084,098	595,342	405,861	35,771	350,362	-	12,623,941	2.68
					(383,690)	26,455,560	0	386,582,706	81.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,416,427	1,356,375	117,377	62,448	-	-	5,123	1,416,427	0.30
					0	0	5,123	1,416,427	0.30
				Total	$(310,535)	$25,390,733	$77,699	$420,712,823	89.15%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	23,230	$132,293	$129,366	$26,807	$(808)	$(6,501)	$858	$228,351	2.49%
Great-West Core Bond Fund Institutional Class	11,004	64,826	63,016	12,708	169	(3,333)	447	111,801	1.22
Great-West Global Bond Fund Institutional Class	11,800	60,542	59,581	10,682	437	(4,775)	-	104,666	1.14
Great-West High Yield Bond Fund Institutional Class	6,675	39,849	36,918	7,012	945	(799)	-	68,956	0.75
Great-West Multi-Sector Bond Fund Institutional Class	9,346	53,165	50,283	9,920	550	(1,749)	-	91,779	1.00
Great-West Short Duration Bond Fund Institutional Class	1,093	6,375	6,001	1,280	41	(90)	41	11,006	0.12
					1,334	(17,247)	1,346	616,559	6.72

March 31, 2021

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	4,069	$35,758	$28,059	$6,553	$3,027	$3,967	$-	$61,231	0.67%
Great-West Emerging Markets Equity Fund Institutional Class	44,931	298,657	277,142	52,082	17,837	(11,055)	-	512,662	5.59
Great-West International Growth Fund Institutional Class	46,108	309,711	302,301	51,694	12,198	(23,158)	-	537,160	5.85
Great-West International Index Fund Institutional Class	108,083	687,852	609,825	124,657	16,525	13,728	-	1,186,748	12.94
Great-West International Value Fund Institutional Class	71,539	378,634	337,018	71,551	10,140	8,331	-	652,432	7.11
Great-West Large Cap Growth Fund Institutional Class	49,050	318,978	298,522	64,882	5,860	672	-	553,290	6.03
Great-West Large Cap Value Fund Institutional Class	90,145	419,528	337,225	88,467	18,001	51,075	-	719,361	7.84
Great-West Mid Cap Value Fund Institutional Class	23,589	143,528	114,481	26,911	11,608	14,460	-	245,558	2.68
Great-West Real Estate Index Fund Institutional Class	12,696	93,066	53,763	38,485	5,304	2,616	-	110,960	1.21
Great-West S&P 500® Index Fund Institutional Class	131,867	739,576	632,853	159,317	2,462	62,038	-	1,275,150	13.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	53,888	315,807	263,731	64,078	24,221	29,890	-	545,350	5.94
Great-West S&P Small Cap 600® Index Fund Institutional Class	56,226	302,428	253,490	61,975	34,021	28,396	-	522,339	5.69
Great-West Small Cap Growth Fund Institutional Class	3,331	27,609	26,652	5,001	3,146	(959)	-	48,301	0.53
Great-West Small Cap Value Fund Institutional Class	29,295	163,486	131,027	33,118	20,424	20,130	-	281,525	3.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	24,849	136,816	125,931	25,459	6,206	(227)	-	237,061	2.58
					190,980	199,904	0	7,489,128	81.63
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	26,597	15,407	14,267	3,155	-	-	78	26,597	0.29
					0	0	78	26,597	0.29
				Total	$192,314	$182,657	$1,424	$8,132,284	88.64%

March 31, 2021